NET LOANS RECEIVABLE (Narrative) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum amount of receivable to disclose	$ 60	$ 60
Loans within Trade Area [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable	$ 1,800	$ 2,300